Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
Note 3 - Inventories

	December 31
	2011	2010
Raw materials	2,185	1,894
Work-in-process	1,475	1,736
Finished products	774	652

	4,434	4,282

Finished products are presented net of allowance for inventory obsolescence in the amounts of $2,422 and $1,635 as of December 31, 2011, and 2010, respectively.